Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of actuarial assumptions [line items]
Discount rate	4.69%	5.05%
Expected return on plan assets	4.69%	5.05%
Expected rate of salary increase	6.57%	6.60%
Duration of defined benefit obligations	9 years	9 years
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	5.80%	6.05%
Average remaining tenure of investment portfolio	6 years	7 years
Guaranteed rate of return	8.50%	8.50%